Cost of Revenue (Excluding Impairment Loss)	12 Months Ended
Dec. 31, 2023
Cost of Revenue (Excluding Impairment Loss) [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

15. COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Lease expenses	260,866	167,369	69,576
Employee compensation and benefits	107,739	70,746	39,449
Depreciation and amortization	68,755	49,001	16,327
Advertising costs	424,230	267,901	205,887
Construction and design costs	107,716	75,553	68,592
Other operating costs(i)	164,754	104,397	54,953
Total	1,134,060	734,967	454,784

Notes:

(i)	Including utilities, maintenance, daily cleaning and others.